Description of Business and Segmented Disclosures - Schedule of Capital Expenditures (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 1,025	$ 866	$ 3,128	$ 2,434
Acquisitions	33	1,601	377	1,602
Total Capital Expenditures	1,058	2,467	3,505	4,036
BP Products North America, Toledo
Disclosure Of Reportable Segments [Line Items]
Fair Value of Pre-Existing 50 Percent Ownership Interest in Toledo	320		320
Fair Value of Pre-Existing 50 Percent Ownership Interest in Toledo	320		320
Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	884	508	2,565	1,524
Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	126	324	534	851
Oil Sands
Disclosure Of Reportable Segments [Line Items]
Acquisitions (Note 3)	32	1,596	35	1,596
Oil Sands | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	590	360	1,764	1,111
Conventional
Disclosure Of Reportable Segments [Line Items]
Acquisitions (Note 3)	1	5	5	6
Conventional | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	100	67	323	188
Offshore | Asia Pacific | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	3	3	4	5
Offshore | Atlantic Region | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	191	78	474	220
Canadian Manufacturing | Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	38	24	99	77
U.S. Manufacturing
Disclosure Of Reportable Segments [Line Items]
Acquisitions (Note 3)	0	0	337	0
U.S. Manufacturing | Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	88	300	435	774
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 15	$ 34	$ 29	$ 59